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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia High Yield Municipal Fund
March 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 88.1%

ALABAMA 0.4%

Camden Industrial Development Board Prerefunded 12/01/13 Revenue Bonds Weyerhaeuser Co. Series 2003B AMT(a)
12/01/24	6.375%	$275,000	$302,687
Courtland Industrial Development Board(a)
Refunding Revenue Bonds
International Paper Co. Projects
Series 2003B AMT
08/01/25	6.250%	2,000,000	2,084,680
Series 2005A AMT
06/01/25	5.200%	1,000,000	1,020,550
Total			3,407,917

ALASKA 0.8%

City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011(b)
10/01/41	7.750%	5,000,000	5,245,650
Northern Tobacco Securitization Corp. Asset Backed Revenue Bonds Series 2006A
06/01/46	5.000%	3,000,000	2,209,110
Total			7,454,760

ARIZONA 1.5%

Arizona Health Facilities Authority Refunding Revenue Bonds Phoenix Memorial Hospital Series 1991(c)(f)
06/01/12	8.125%	1,803,743	18
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,255,416
Pima County Industrial Development Authority Revenue Bonds American Charter Schools Foundation Series 2007A
07/01/38	5.625%	3,840,000	3,486,106
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	2,009,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARIZONA (CONTINUED)

Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	$3,500,000	$3,545,255
Total			13,296,295

ARKANSAS —%

City of Camden Refunding Revenue Bonds International Paper Co. Project Sereis 2004A AMT(a)
11/01/18	5.000%	250,000	262,855

CALIFORNIA 12.0%

Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)
07/01/18	6.000%	2,000,000	1,923,480
Cabazon Band Mission Indians(b)(c)
Revenue Bonds
Series 2004
06/01/12	13.000%	405,000	243,000
10/01/15	8.375%	560,000	342,714
10/01/19	8.750%	2,785,000	1,675,066
Series 2010
10/01/20	8.375%	1,420,000	1,449,408
California Housing Finance Agency(a)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	5,000,000	4,755,350
Series 2008K AMT
08/01/33	5.550%	2,545,000	2,584,295
California Infrastructure & Economic Development Bank Revenue Bonds Broad Museum Project Series 2011A
06/01/21	5.000%	5,000,000	6,109,700
California Municipal Finance Authority(a)(c)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15	3.950%	1,415,000	1,415,297
12/01/32	7.500%	1,925,000	1,969,294
California State Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	5,000,000	4,890,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

California State Public Works Board Revenue Bonds Various Capital Projects Subordinated Series 2009I-1
11/01/34	6.375%	$5,000,000	$5,772,000
California Statewide Communities Development Authority
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	2,887,445
Aspire Public Schools
Series 2010
07/01/46	6.125%	5,000,000	5,182,350
California Statewide Communities Development Authority(c)
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32	7.375%	250,000	231,498
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	100,000	100,648
City of Lincoln
Prerefunded 09/01/13 Special Tax Bonds
Community Facilities District
Series 2004-1
09/01/20	5.750%	450,000	491,949
09/01/24	5.900%	445,000	487,426
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,631,650
County of Sacramento Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,796,000
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC)(d)
10/01/21	0.000%	1,665,000	1,031,567
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	3,000,000	2,999,730
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Capital Appreciation
Series 1999
01/15/30	0.000%	11,520,000	3,941,453
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

06/01/47	5.125%	$5,000,000	$3,444,650
Prerefunded 06/01/13 Revenue Bonds
Series 2003A-1
06/01/39	6.750%	200,000	214,980
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A
09/01/27	5.500%	5,430,000	4,813,966
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,250,000	1,265,763
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2011A
07/01/19	5.000%	2,000,000	2,437,080
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	6,115,800
Northern California Power Agency Refunding Revenue Bonds Hydroelectic Project No.1 SE Series 2012
07/01/28	5.000%	2,000,000	2,227,280
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	1,817,700
Palomar Pomerado Health Certificate of Participation Series 2010
11/01/41	6.000%	4,500,000	4,633,470
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/37	5.875%	3,500,000	3,861,970
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	2,933,028
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	1,500,000	1,609,395

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	$5,000,000	$4,278,350
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
11/01/37	5.000%	2,475,000	2,563,853
Unlimited General Obligation Refunding Bonds
Series 2012
02/01/27	5.000%	5,000,000	5,525,950
Total			106,654,705

COLORADO 2.6%

Anthem West Metropolitan District Limited Tax General Obligation Bonds Series 2005
12/01/35	6.250%	2,000,000	1,840,480
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartment Series 2008
06/01/38	5.500%	5,000,000	5,186,150
Colorado Health Facilities Authority
Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2002B
12/01/33	6.125%	1,000,000	1,020,030
Evangelical Lutheran
Series 2009A
06/01/38	6.125%	5,750,000	5,905,940
E-470 Public Highway Authority(d)
Revenue Bonds
Capital Appreciation
Senior Series 2000B (NPFGC)
09/01/18	0.000%	4,000,000	3,263,120
Senior Capital Appreciation
Series 1997B (NPFGC)
09/01/16	0.000%	5,000,000	4,459,200
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003
12/01/33	6.050%	1,000,000	1,004,620
Total			22,679,540

CONNECTICUT 1.6%

Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	1,080,000	1,108,263
08/15/27	5.500%	1,000,000	1,012,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT (CONTINUED)

Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	$5,000,000	$5,539,750
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 1999B(b)(d)(f)
09/01/15	0.000%	2,000,000	550,200
Mohegan Tribe of Indians of Connecticut(b)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2001
01/01/31	6.250%	5,475,000	4,746,661
Mohegan Tribe of Indians of Connecticut(b)(e)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2003
01/01/33	5.250%	1,000,000	748,860
Total			13,706,644

DELAWARE 0.2%

Centerline Equity Issuer Trust(a)(e)
05/15/19	6.300%	1,000,000	1,152,850
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT(a)(c)
06/01/28	6.250%	780,000	719,558
Total			1,872,408

DISTRICT OF COLUMBIA 0.1%

Resolution Trust Corp. Pass-Through Certificates Series 1993A(c)
12/01/16	8.500%	455,481	440,437

FLORIDA 7.6%

Brandy Creek Community Development District Special Assessment Bonds Series 2003A
05/01/34	6.350%	935,000	962,003
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(c)
07/01/40	7.500%	1,500,000	1,502,400
Capital Trust Agency, Inc.(a)(c)
Revenue Bonds
Orlando Project
Series 2003 AMT
01/01/32	6.750%	650,000	603,856

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Capital Trust Agency, Inc.(c)(f)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32	7.000%	$1,425,000	$641,150
Celebration Community Development District Special Assessment Bonds Series 2003A
05/01/34	6.400%	885,000	891,098
Channing Park Community Development District Special Assessment Bonds Series 2007
05/01/38	5.300%	665,000	572,984
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Accident Investor
Series 2008
01/01/28	6.250%	675,000	688,682
01/01/43	6.375%	2,250,000	2,256,435
Colonial Country Club Community Development District Special Assessment Bonds Series 2003
05/01/33	6.400%	660,000	697,125
County of Lee Solid Waste System Revenue Bonds Series 2006A (AMBAC)(a)
10/01/17	5.000%	2,010,000	2,124,128
County of Miami-Dade Subordinated Revenue Bonds Capital Appreciation Series 2009B(d)
10/01/41	0.000%	30,000,000	5,069,700
Double Branch Community Development District Special Assessment Bonds Series 2002A
05/01/34	6.700%	625,000	640,781
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2010A
09/15/40	6.000%	3,750,000	3,819,525
Islands at Doral Southwest Community Development District Special Assessment Bonds Series 2003
05/01/35	6.375%	725,000	772,299
Lee County Industrial Development Authority Refunding Revenue Bonds Shell PT/Alliance Community Project Series 2007
11/15/29	5.000%	4,000,000	3,653,560

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Lexington Oaks Community Development District Special Assessment Bonds Series 2002A
05/01/33	6.700%	$250,000	$253,735
Mid-Bay Bridge Authority Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	4,409,960
Middle Village Community Development District Special Assessment Bonds Series 2004A
05/01/35	6.000%	2,000,000	1,774,580
North Brevard County Hospital District Refunding Revenue Bonds Parrish Medical Center Project Series 2008
10/01/38	5.750%	5,000,000	5,331,600
Oakmont Grove Community Development District(c)(f)
Special Assessment Bonds
Series 2007A
05/01/38	5.400%	1,200,000	420,048
Series 2007B
05/01/12	5.250%	1,000,000	350,040
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran
Series 2005
07/01/26	5.700%	2,000,000	1,970,680
Revenue Bonds
1st Mortgage-Orlando Lutheran Tower
Series 2007
07/01/32	5.500%	350,000	328,437
07/01/38	5.500%	1,750,000	1,611,085
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	4,034,920
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A(b)(e)
10/01/24	5.500%	2,000,000	2,067,980
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	435,000	320,873
Series 2004B
05/01/16	7.500%	2,570,000	2,435,769
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2003
10/01/28	6.375%	750,000	767,692
10/01/34	6.375%	500,000	516,635
Series 2010A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
04/01/39	6.250%	$2,000,000	$2,135,240
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	2,889,557
Vicars Landing Project
Series 2007
02/15/27	5.000%	2,500,000	2,503,075
Revenue Bonds
Glenmoor Project
Series 2006A
01/01/40	5.375%	4,275,000	3,271,743
Sweetwater Creek Community Development District Special Assessment Bonds Series 2007A(c)(f)
05/01/38	5.500%	3,805,000	1,332,245
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,960,000	1,477,134
West Villages Improvement District Special Assessment Bonds Unit of Development No. 3 Series 2006(c)
05/01/37	5.500%	1,620,000	723,881
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/35	6.125%	800,000	768,016
Westridge Community Development District Special Assessment Bonds Series 2005(c)(f)
05/01/37	0.000%	2,650,000	1,008,431
Total			67,599,082
GEORGIA 2.8%
Columbus Housing Authority Revenue Bonds Gardens at Calvary Project Series 1999
11/15/29	7.000%	2,000,000	1,876,900
County of Fulton Water & Sewerage Refunding Revenue Bonds Series 2011
01/01/21	5.000%	3,500,000	4,248,300
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	4,821,840
Fulton County Residential Care Facilities for the Elderly Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Revenue Bonds
1st Mortgage-Lenbrook Project
Series 2006A
07/01/17	5.000%	$2,000,000	$1,928,260
07/01/29	5.000%	3,000,000	2,445,570
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V
01/01/18	6.600%	75,000	83,315
Series 1991V Escrowed to Maturity
01/01/18	6.600%	690,000	813,386
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a)
01/01/34	6.125%	5,000,000	5,119,200
Savannah Economic Development Authority
Revenue Bonds
1st Mortgage-Marshes of Skidaway
Series 2003A
01/01/24	7.400%	500,000	505,115
01/01/34	7.400%	3,000,000	3,011,130
Total			24,853,016
GUAM 0.6%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A(b)
12/01/40	6.875%	4,750,000	5,016,427
HAWAII 0.5%
Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,777,087
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	1,750,000	1,963,238
Total			4,740,325
ILLINOIS 8.9%
City of Chicago
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	5,000,000	5,288,500
Tax Allocation Bonds
Pilsen Redevelopment
Series 2004B
06/01/22	6.750%	1,225,000	1,257,548

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
County of Cook Unlimited General Obligation Refunding Bonds Series 2011A
11/15/19	5.000%	$5,000,000	$5,834,050
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	648,908
Illinois Finance Authority
Refunding Revenue Bonds
Chicago Charter School Project
Series 2007
12/01/36	5.000%	1,750,000	1,685,058
Uno Charter School Network, Inc. Project
Series 2011A
10/01/31	6.875%	2,500,000	2,661,725
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	3,450,000	3,803,280
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	4,978,150
Hoosier Care Project
Series 1999A
06/01/34	7.125%	1,320,000	1,298,893
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	4,923,720
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,341,640
Series 2003A
11/15/32	7.000%	1,000,000	992,350
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	5,512,900
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,425,472
Illinois Finance Authority(a)
Revenue Bonds
People’s Gas Light & Coke Co.
Series 2003 (AMBAC) AMT
11/01/38	4.875%	2,500,000	2,588,750
Illinois Finance Authority(c)(f)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	6.000%	1,000,000	330,000
Monarch Landing, Inc. Facility
Series 2007A
12/01/27	7.000%	1,383,249	14
Sedgebrook, Inc. Facility
Series 2007A
11/15/37	6.000%	3,806,608	38

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
11/15/42	6.000%	$1,522,643	$15
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06/15/50	5.000%	5,000,000	5,124,800
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005 B
03/01/35	6.000%	2,922,000	2,940,321
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,597,950
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,231,579
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/20	5.000%	1,250,000	1,420,038
Unlimited General Obligation Refunding Bonds
Series 2010
01/01/20	5.000%	2,650,000	3,008,174
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	3,105,000	2,607,921
Village of Bolingbrook Sales Tax Revenue Bonds Series 2005(c)
01/01/24	6.250%	1,500,000	1,024,650
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	2,500,000	2,405,250
Village of Lincolnshire Special Tax Bonds Sedebrook Project Series 2004
03/01/34	6.250%	731,000	695,846
Village of Rosemont Tax Allocation Bonds River Road Hotel Parntners Project Series 2007
12/30/23	5.100%	2,700,000	2,274,183

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	$3,713,000	$3,069,351
Total			78,971,074
INDIANA 1.0%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	700,000	722,848
Indiana Finance Authority Revenue Bonds Republic Services, Inc. Project Series 2010A AMT(a)(g)
05/01/34	0.600%	4,000,000	4,000,000
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	2,750,000	2,764,217
Indiana Health Facility Financing Authority Revenue Bonds Hoosier Care Project Series 1999A
06/01/34	7.125%	1,080,000	1,062,731
Total			8,549,796
IOWA 0.9%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	229,000	229,733
Iowa Finance Authority
Revenue Bonds
Care Initiatives Project
Series 1998B
07/01/18	5.750%	505,000	502,985
07/01/28	5.750%	1,475,000	1,346,867
Deerfield Retirement Community, Inc.
Series 2007A
11/15/15	5.000%	2,210,000	2,075,809
11/15/27	5.500%	1,135,000	908,442
11/15/37	5.500%	750,000	552,075

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT(a)
12/01/30	5.850%	$2,500,000	$2,721,550
Total			8,337,461
KANSAS 3.0%
City of Lenexa
Improvement Refunding Revenue Bonds
Series 2007
05/15/39	5.500%	2,250,000	1,972,463
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	527,145
05/15/39	7.250%	1,500,000	1,565,790
City of Manhattan
Revenue Bonds
Meadowlark Hills Retirement
Series 2007A
05/15/24	5.000%	3,000,000	2,909,610
05/15/29	5.000%	2,680,000	2,500,011
Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT(a)
06/15/32	6.250%	1,875,000	1,879,275
Wyandotte County-Kansas City Unified Government
Refunding Revenue Bonds
Sales Tax-2nd Lien-Area B
Series 2005
12/01/20	5.000%	1,825,000	1,920,995
Revenue Bonds
Legends Village West Project
Series 2006
10/01/28	4.875%	6,245,000	5,758,265
Wyandotte County-Kansas City Unified Government(d)
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Series 2010
06/01/21	0.000%	11,475,000	7,566,844
Total			26,600,398
KENTUCKY 0.2%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
1st Mortgage-AHF/KY-IA, Inc. Project
Series 2003
01/01/29	8.000%	718,000	720,298
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,248,394
Total			1,968,692

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	$5,000,000	$5,580,950
Louisiana Public Facilities Authority Revenue Bonds Progressive Healthcare Series 1998(c)
10/01/28	6.375%	2,000,000	1,711,260
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,415,950
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	5,000,000	5,162,200
Total			17,870,360
MARYLAND 0.7%
City of Westminster Revenue Bonds Carroll Lutheran Village Series 2004A
05/01/34	6.250%	1,750,000	1,660,715
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	1,000,000	1,038,030
Revenue Bonds
University of Maryland-College Park Projects
Series 2008
06/01/43	5.875%	2,735,000	2,894,669
Munimae TE Bond Subsidiary LLC(a)(c)(e)
06/30/49	5.800%	1,000,000	679,970
Total			6,273,384
MASSACHUSETTS 3.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,000,000	799,740
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,695,642
Groves-Lincoln

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2009A
06/01/44	7.875%	$1,500,000	$1,484,160
Series 2009B-1
06/01/16	7.250%	3,500,000	3,501,575
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/31	6.250%	2,112,442	1,625,883
11/15/39	6.250%	634,649	464,157
11/15/46	6.250%	2,502,917	1,789,911
Series 2011A-2
11/15/46	5.500%	279,667	170,832
Massachusetts Development Finance Agency(a)
Revenue Bonds
Ogden Haverhill
Series 1999A AMT
12/01/14	6.700%	85,000	85,105
Massachusetts Development Finance Agency(c)
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32	7.100%	2,035,000	1,854,353
Massachusetts Development Finance Agency(c)(d)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	7,303
Massachusetts Educational Financing Authority Revenue Bonds Series 2008H (AGM) AMT(a)
01/01/30	6.350%	2,940,000	3,203,424
Massachusetts Health & Educational Facilities Authority
Prerefunded 12/15/12 Revenue Bonds
Civic Investments
Series 2002A
12/15/15	9.000%	900,000	965,322
Revenue Bonds
Boston Medical Center Project
Series 2008
07/01/38	5.250%	5,000,000	5,012,800
Milford Regional Medical
Series 2007E
07/15/32	5.000%	1,250,000	1,196,138
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Ogden Haverhill Project Series 1998A AMT(a)
12/01/19	5.600%	1,000,000	1,003,460
Total			27,859,805
MICHIGAN 3.3%
County of Wayne Limited General Obligation Bonds Building Improvement Series 2009A
11/01/39	6.750%	4,880,000	5,441,054

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Global Preparatory Academy Refunding Revenue Bonds Series 2007
11/01/26	5.000%	$2,340,000	$1,918,215
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2006A
11/15/46	5.250%	3,000,000	3,086,280
Oakwood Obligation Group
Series 2007A
07/15/37	5.000%	5,000,000	5,004,250
Revenue Bonds
McLaren Health Care
Series 2005C
08/01/35	5.000%	2,500,000	2,609,075
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT(a)(c)
11/01/25	6.550%	1,500,000	1,366,560
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	793,790
06/01/48	6.000%	11,000,000	8,358,570
Summit Academy North Refunding Revenue Bonds Series 2005
11/01/35	5.500%	750,000	616,485
Total			29,194,279
MINNESOTA 2.4%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	4,070,000	4,194,949
City of Columbia Heights
Refunding Revenue Bonds
Crest View Corp. Projects
Series 2007A
07/01/27	5.550%	1,000,000	798,160
07/01/42	5.700%	2,000,000	1,453,840
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,070,335
City of Minneapolis Revenue Bonds Riverton Community Housing Project Series 2006A
08/01/40	5.700%	1,600,000	1,520,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
City of Roseville Revenue Bonds Care Institute, Inc. Project Series 1993(c)(f)
11/01/23	7.750%	$1,270,000	$1,253,033
City of Sartell
Revenue Bonds
Foundation for Healthcare Project
Series 1999A
09/01/29	6.625%	2,000,000	2,001,260
Series 2001A
09/01/30	8.000%	935,000	955,149
Minneapolis & St Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2003
12/01/29	5.875%	400,000	411,904
Minneapolis/St Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT(a)
12/01/38	5.000%	63,674	64,546
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11/15/30	6.000%	4,000,000	4,058,080
11/15/35	6.000%	2,000,000	2,016,000
Total			20,797,496
MISSISSIPPI 0.6%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,221,572
Series 1992B
04/01/22	6.700%	230,000	253,550
County of Warren Revenue Bonds International Paper Co. Series 2008A
09/01/32	6.500%	2,000,000	2,209,060
Rankin County Five Lakes Utility District Series 1994(c)
07/15/37	7.000%	250,000	234,812
Total			4,918,994

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI 3.8%
Cape Girardeau County Industrial Development Authority Revenue Bonds Southeast Missouri Hospital Association Series 2007
06/01/27	5.000%	$1,800,000	$1,808,010
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	170,000	173,834
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A
03/01/18	5.250%	1,000,000	1,019,810
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	3,100,000	3,175,578
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,247,650
City of Riverside Tax Allocation Bonds L-385 Levee Project Series 2004
05/01/20	5.250%	1,275,000	1,339,311
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,370,330
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,005,485
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,239,601
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,170,130
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	2,000,000	2,038,420
12/01/41	6.375%	3,000,000	3,015,510

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
St. Louis Industrial Development Authority Revenue Bonds Convention Center Hotel Series 2000 (AMBAC)(d)
07/15/18	0.000%	$3,000,000	$2,095,650
Total			33,699,319
MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Series 2006A
05/15/36	6.125%	1,000,000	988,370
NEVADA 0.5%
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A(e)
06/15/28	6.750%	5,000,000	4,786,050
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT(a)
07/01/18	7.500%	210,000	247,645
NEW JERSEY 2.4%
Middlesex County Improvement Authority(c)(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,250,000	111,750
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25	6.125%	2,750,000	245,850
01/01/37	6.250%	6,450,000	576,630
New Jersey Economic Development Authority
Refunding Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006
11/15/36	5.250%	2,250,000	2,074,860
Revenue Bonds
1st Mortgage-Seashore Gardens Project
Series 2006
11/01/26	5.300%	500,000	438,490
Cigarette Tax
Series 2004
06/15/29	5.750%	1,000,000	1,101,870
New Jersey Economic Development Authority(a)
Refunding Revenue Bonds
Series 2006B AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
01/01/37	6.875%	$4,000,000	$3,964,200
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/19	6.250%	1,000,000	1,002,420
09/15/29	6.250%	2,500,000	2,506,325
Series 2003 AMT
06/01/33	9.000%	1,000,000	1,077,200
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare System
Series 2008
07/01/18	6.000%	2,000,000	2,223,880
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	3,000,000	3,265,440
Tobacco Settlement Financing Corp.
Prerefunded 06/01/13 Revenue Bonds
Series 2003
06/01/39	6.750%	2,000,000	2,147,760
Tobacco Settlement Financing Corp.(d)
Revenue Bonds
Capital Appreciation
Series 2007-1C
06/01/41	0.000%	7,500,000	459,525
Total			21,196,200
NEW YORK 3.1%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/40	6.875%	4,000,000	4,061,200
Huntington Housing Authority
Revenue Bonds
Gurwin Jewish Senior Residences
Series 1999A
05/01/19	5.875%	1,600,000	1,600,928
05/01/29	6.000%	625,000	625,038
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D(d)
06/01/60	0.000%	25,000,000	185,750
New York City Industrial Development Agency(a)(f)
Revenue Bonds
American Airlines-JFK International Airport
Series 2005 AMT
08/01/25	7.625%	3,000,000	2,992,590
08/01/28	8.000%	2,000,000	1,994,960
New York Liberty Development Corp. Revenue Bonds National Sports Museum Project Series 2006A(c)(f)
02/15/19	6.125%	1,979,996	20

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York State Dormitory Authority
Revenue Bonds
NYU Hospital Center
Series 2007B
07/01/37	5.625%	$2,000,000	$2,137,800
Series 2011A
07/01/40	6.000%	1,000,000	1,116,240
The New School
Series 2010
07/01/50	6.000%	5,000,000	5,644,150
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/42	6.000%	1,350,000	1,498,540
Port Authority of New York & New Jersey(a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	120,000	118,477
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT(a)(g)
10/01/35	6.625%	5,000,000	5,049,600
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004
05/01/39	6.700%	485,000	495,631
Total			27,520,924
NORTH CAROLINA 1.6%
Charlotte-Mecklenburg Hospital Authority Refunding Revenue Bonds Carolinas HealthCare System Group Series 2008A
01/15/24	5.250%	5,000,000	5,596,600
Durham Housing Authority Revenue Bonds Series 2005 AMT(a)(c)
02/01/38	5.650%	3,200,177	2,937,442
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	4,280,244
North Carolina Medical Care Commission Revenue Bonds Health Care Housing Arc Projects Series 2004A
10/01/34	5.800%	1,550,000	1,604,730
Total			14,419,016

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA 0.3%
City of Fargo Revenue Bonds Sanford Series 2011
11/01/31	6.250%	$2,500,000	$2,944,125
OHIO 1.5%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	7,000,000	5,572,840
Cleveland-Cuyahoga County Port Authority Revenue Bonds Fairmount Montessori Association Series 2005B (Fifth Third Bank)
05/15/25	5.125%	630,000	626,214
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	5,345,200
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008(c)
12/01/38	7.000%	2,500,000	1,623,700
Summit County Port Authority Revenue Bonds Seville Projects Series 2005A
05/15/25	5.100%	405,000	377,549
Total			13,545,503
OKLAHOMA 0.2%
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007 AMT (Bank of the West)(a)
12/01/41	5.250%	1,475,000	1,521,787
OREGON 1.2%
City of Forest Grove
Revenue Bonds
Campus Improvement-Pacific University Project
Series 2009
05/01/39	6.375%	2,000,000	2,096,940
Oak Tree Foundation Project
Series 2007
03/01/37	5.500%	2,900,000	2,876,539

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)
10/01/26	5.625%	$1,700,000	$1,376,133
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B(b)
11/01/33	6.375%	2,410,000	2,490,349
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A
01/01/20	5.000%	2,235,000	2,162,296
Total			11,002,257
PENNSYLVANIA 3.5%
Allegheny County Hospital Development Authority Revenue Bonds Health System-West Pennsylvania Series 2007A
11/15/40	5.375%	4,000,000	3,263,600
Bucks County Industrial Development Authority Revenue Bonds Ann’s Choice, Inc. Facility Series 2005A
01/01/35	6.250%	1,750,000	1,751,085
Chartiers Valley Industrial & Commercial Development Authority Refunding Revenue Bonds Asbury Health Center
12/01/24	6.375%	750,000	750,472
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002(c)
05/01/32	8.500%	360,000	355,864
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a)
06/01/24	6.900%	3,200,000	3,991,712
Montgomery County Industrial Development Authority
Revenue Bonds
Whitemarsh Community Project
Series 2008
02/01/36	7.000%	2,000,000	2,012,060
Whitemarsh Continuing Care
Series 2005
02/01/28	6.125%	1,400,000	1,339,086
02/01/35	6.250%	1,350,000	1,261,413
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Series 2009
07/15/39	7.000%	$4,000,000	$4,593,960
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	3,375,000	3,663,394
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010
07/01/30	5.800%	2,500,000	2,644,050
Pennsylvania Higher Educational Facilties Authority Revenue Bonds Series 2011 Shippensburg University
10/01/43	6.250%	2,000,000	2,111,380
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2008
07/01/23	5.500%	2,355,000	2,691,883
Philadelphia Authority for Industrial Development Revenue Bonds Facilities Aero Philadelphia LLC Series 1999 AMT(a)(c)
01/01/24	5.500%	800,000	621,680
Total			31,051,639
PUERTO RICO 0.4%
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds AES Puerto Rico Project Series 2000 AMT(a)(b)
06/01/26	6.625%	3,820,000	3,819,427
SOUTH CAROLINA 1.4%
Laurens County School District No. 055 Revenue Bonds Series 2005
12/01/30	5.250%	1,300,000	1,348,139
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/21	5.375%	1,000,000	1,002,730
05/01/28	5.500%	2,300,000	2,235,347
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	3,000,000	2,481,000
Revenue Bonds
Kershaw County Medical Center Project
Series 2008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
09/15/38	6.000%	$5,050,000	$5,377,240
Total			12,444,456
SOUTH DAKOTA 0.2%
South Dakota Economic Development Finance Authority Revenue Bonds Pooled Loan Program-Davis Family Series 2004-4A AMT(a)
04/01/29	6.000%	1,400,000	1,441,412
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Germantown Village
Series 2003A
12/01/34	7.250%	675,000	670,450
Series 2006
12/01/34	6.250%	475,000	420,304
Total			1,090,754
TEXAS 7.2%
Abilene Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System
Series 1998A
11/15/25	5.900%	1,300,000	1,079,195
Series 2003A
11/15/33	7.000%	800,000	708,544
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	5,000,000	5,329,950
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	5,000,000	5,351,950
City of Houston Airport System(a)
Refunding Revenue Bonds
Special Facilities Continental
Series 2011A AMT
07/15/38	6.625%	4,000,000	4,272,520
Subordinate Lien
Series 2012A AMT
07/01/25	5.000%	5,000,000	5,496,350
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	1,000,000	1,018,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	$4,000,000	$4,224,880
El Paso County Housing Finance Corp.(c)
Subordinated Revenue Bonds
American Village Communities Projects
Series 2000C
12/01/32	8.000%	535,000	536,134
Series 2000D
12/01/32	10.000%	645,000	646,412
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT(a)
04/01/28	8.000%	875,000	876,050
HFDC of Central Texas, Inc.
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44	7.750%	4,000,000	4,019,960
Series 2006A
11/01/36	5.750%	5,000,000	4,519,800
Houston Health Facilities Development Corp. Revenue Bonds Buckingham Senior Living Community Series 2004A
02/15/34	7.125%	1,000,000	1,129,530
La Vernia Higher Education Finance Corp.
Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,087,960
08/15/39	6.250%	1,500,000	1,644,375
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a)
12/01/24	6.875%	5,000,000	5,239,050
North Texas Tollway Authority
Refunding Revenue Bonds
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	2,645,000	2,835,652
Revenue Bonds
1st Tier
Series 2009A
01/01/39	6.250%	1,500,000	1,674,390
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	3,000,000	3,244,530
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Air Force Village
Series 2009
11/15/44	6.375%	$4,250,000	$4,555,235
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,169,800
Total			63,661,067
VERMONT 0.1%
Vermont Educational & Health Buildings Financing Agency Prerefunded 01/01/14 Revenue Bonds Vermont Law School Project Series 2003A
01/01/33	5.500%	500,000	543,755
VIRGINIA 1.8%
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	2,500,000	2,706,650
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	15,000,000	9,928,200
Virginia Small Business Financing Authority Revenue Bonds Hampton Roads Proton Series 2009B
07/01/19	8.000%	2,895,000	3,058,654
Total			15,693,504
WASHINGTON 0.1%
Seattle Housing Authority Revenue Bonds Capital Fund Program-High Rise Rehab Series 2005I (AGM) AMT(a)
11/01/25	5.000%	1,000,000	1,029,020
WISCONSIN 1.4%
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Clement Manor, Inc.
Series 1998
08/15/24	5.750%	2,152,000	2,134,009
Revenue Bonds
Fort Healthcare, Inc. Project
Series 2004
05/01/34	6.100%	1,965,000	2,025,267
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	5,000,000	5,269,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	$1,750,000	$1,945,002
St. Johns Communities, Inc.
Series 2009C-1
09/15/15	6.400%	595,000	596,000
Total			11,969,878
WYOMING 0.4%
County of Campbell Pollution Control Refunding Revenue Bonds Black Hills Power, Inc. Project Series 2004
10/01/24	5.350%	3,250,000	3,341,455
Total Municipal Bonds (Cost: $768,892,612)			$781,283,713

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 0.6%
NEVADA 0.6%
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement VRDN Series 2006C (Dexia Credit Local)(g)
06/01/36	0.270%	5,000,000	5,000,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
NEVADA (CONTINUED)
Total Floating Rate Notes (Cost: $5,000,000)			$5,000,000

		Shares

Money Market Funds 9.8%
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(h)		33,683,533	$33,683,533
JPMorgan Municipal Money Market Fund, 0.000%(h)		53,000,700	53,000,700
Total Money Market Funds (Cost: $86,684,233)			$86,684,233

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 0.6%
NEW YORK 0.6%
County of Rockland Limited General Obligation Notes Series 2012 (TAN)
03/06/13	2.500%	5,000,000	$5,034,100
Total Municipal Short Term (Cost: $5,038,931)			$5,034,100
Total Investments
(Cost: $865,615,776)(i)			$878,002,046(j)
Other Assets & Liabilities, Net			8,301,469
Total Net Assets			$886,303,515

Notes to Portfolio of Investments
(a) At March 31, 2012, the value of securities subject to alternative minimum tax was $93,409,507, representing 10.54% of net assets.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2012, the value of these securities amounted to $31,695,355 or 3.58% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $31,185,831, representing 3.52% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

	Acquisition
Security Description	Dates	Cost
Arizona Health Facilities Authority
Refunding Revenue Bonds
Phoenix Memorial Hospital
Series 1991
8.125% 06/01/12	05-23-1991	$1,783,069

Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
7.500% 07/01/40	03-07-00 - 05-21-07	1,497,380
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
13.000% 06/01/12	05-14-2010	367,179
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.375% 10/01/15	10-04-04 - 05-14-10	507,418
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.750% 10/01/19	10-04-04 - 05-14-10	2,484,496
Cabazon Band Mission Indians
Revenue Bonds
Series 2010
8.375% 10/01/20	05-14-2010	1,420,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
3.950% 12/01/15	11-22-2011	1,415,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
7.500% 12/01/32	11-22-2011	1,925,000
California Statewide Communities Development Authority
Revenue Bonds
San Francisco Art Institute
Series 2002
7.375% 04/01/32	07-05-2002	250,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-2008	1,425,000

Capital Trust Agency, Inc.
Revenue Bonds
Orlando Project
Series 2003 AMT
6.750% 01/01/32	06-05-2003	632,655
Chester County Industrial Development Authority
RHA/Pennsylvania Nursing Home-1st Mortgage
Series 2002
8.500% 05/01/32	05-01-2002	335,292
City of Roseville
Revenue Bonds
Care Institute, Inc. Project
Series 1993
7.750% 11/01/23	11-01-1993	1,270,000
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
6.250% 06/01/28	10-08-1998	768,185
Durham Housing Authority
Revenue Bonds
Series 2005 AMT
5.650% 02/01/38	12-18-2006	3,200,177
El Paso County Housing Finance Corp.
Subordinated Revenue Bonds
American Village Communities Projects
Series 2000C
8.000% 12/01/32	12-18-2000	535,000
El Paso County Housing Finance Corp.
Subordinated Revenue Bonds
American Village Communities Projects
Series 2000D
10.000% 12/01/32	12-18-2000	645,000
Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008
7.000% 12/01/38	04-23-2008	2,500,000
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
6.000% 03/01/37	09-09-2010	973,467
Illinois Finance Authority
Revenue Bonds
Monarch Landing, Inc. Facility
Series 2007A
7.000% 12/01/27	03-27-2009	872,028

Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
6.000% 11/15/37	08-09-2007	3,645,830
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
6.000% 11/15/42	03-26-2009	708,598
Louisiana Public Facilities Authority
Revenue Bonds
Progressive Healthcare
Series 1998
6.375% 10/01/28	10-16-1998	1,970,764
Massachusetts Development Finance Agency
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
7.100% 07/01/32	09-02-1999	2,023,760
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
0.000% 11/15/56	07-07-08 - 02-24-10	14,640
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co. — Carollton
Series 1998C AMT
6.550% 11/01/25	11-24-1998	1,500,000
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005B
6.125% 01/01/25	10-01-2009	508,750
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005B
6.250% 01/01/37	03-18-05 - 10-01-09	4,614,875
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C	06-28-2006	1,228,125
8.750% 01/01/37
Munimae TE Bond Subsidiary LLC
5.800% 06/30/49	10-14-2004	1,000,000

New York Liberty Development Corp.
Revenue Bonds
National Sports Museum Project
Series 2006A
6.125% 02/15/19	08-07-06 - 05-28-08	1,985,478
Oakmont Grove Community Development District
Special Assessment Bonds
Series 2007A
5.400% 05/01/38	02-21-2007	1,194,000
Oakmont Grove Community Development District
Special Assessment Bonds
Series 2007B
5.250% 05/01/12	02-21-2007	1,000,000
Philadelphia Authority for Industrial Development
Revenue Bonds
Facilities Aero Philadelphia LLC
Series 1999 AMT
5.500% 01/01/24	04-14-1999	776,296
Rankin County Five Lakes Utility District
Series 1994
7.000% 07/15/37	10-02-2007	250,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
8.500% 12/01/16	11-12-1993	459,084
Sweetwater Creek Community Development District
Special Assessment Bonds
Series 2007A
5.500% 05/01/38	04-26-07 - 05-12-09	2,795,798
Village of Bolingbrook
Sales Tax Revenue Bonds
Series 2005
6.250% 01/01/24	12-14-05	1,361,211
Westridge Community Development District
Special Assessment Bonds
Series 2005
0.000% 05/01/37	12-22-2005	2,650,000
West Villages Improvement District
Special Assessment Bonds
Unit of Development No. 3
Series 2006
5.500% 05/01/37	04-19-06 – 05-18-06	1,620,989

(d)	Zero coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $9,435,710 or 1.06% of net assets.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2012, the value of these securities amounted to $11,807,032, which represents 1.33% of net assets.

(g)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.

(h)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(i)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $865,616,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$52,172,000
Unrealized Depreciation	(39,786,000)
Net Unrealized Appreciation	$12,386,000

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Bonds
Municipal Bonds	$—	$781,283,713	$—	$781,283,713
Total Bonds	—	781,283,713	—	781,283,713

Short-Term Securities
Floating Rate Notes	—	5,000,000	—	5,000,000
Municipal Short Term	—	5,034,100	—	5,034,100
Total Short-Term Securities	—	10,034,100	—	10,034,100

Other
Money Market Funds	86,684,233	—	—	86,684,233
Total Other	86,684,233	—	—	86,684,233
Total	$86,684,233	$791,317,813	$—	$878,002,046

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Value Fund I

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%

CONSUMER DISCRETIONARY 10.0%

Diversified Consumer Services 0.7%

Lincoln Educational Services Corp.(a)	632,851	$5,005,852
Regis Corp.(a)	433,496	7,989,331
Total		12,995,183

Hotels, Restaurants & Leisure 1.7%

Benihana, Inc.(a)	505,350	6,594,817
Bob Evans Farms, Inc.(a)	282,411	10,652,543
PF Chang’s China Bistro, Inc.(a)	192,720	7,616,294
Red Robin Gourmet Burgers, Inc.(a)(b)	184,519	6,862,262
Total		31,725,916

Household Durables 0.8%

American Greetings Corp., Class A(a)	443,260	6,799,609
Cavco Industries, Inc.(a)(b)	132,034	6,150,144
CSS Industries, Inc.	82,040	1,596,498
Total		14,546,251

Specialty Retail 4.9%

Aaron’s, Inc.	299,760	7,763,784
Children’s Place Retail Stores, Inc. (The)(a)(b)	190,431	9,839,570
Finish Line, Inc., Class A (The)(a)	474,054	10,059,426
GameStop Corp., Class A(a)	279,527	6,104,869
hhgregg, Inc.(a)(b)	483,537	5,502,651
Men’s Wearhouse, Inc. (The)(a)	333,436	12,927,314
RadioShack Corp.(a)	739,170	4,597,637
Rent-A-Center, Inc.(a)	497,435	18,778,171
Shoe Carnival, Inc.(a)(b)	234,590	7,558,490
Stage Stores, Inc.(a)	386,583	6,278,108
Total		89,410,020

Textiles, Apparel & Luxury Goods 1.9%

G-III Apparel Group Ltd.(a)(b)	209,510	5,954,274
Jones Group, Inc. (The)(a)	879,800	11,050,288
Movado Group, Inc.(a)	369,219	9,064,327
Warnaco Group, Inc. (The)(a)(b)	139,920	8,171,328
Total		34,240,217
TOTAL CONSUMER DISCRETIONARY		182,917,587

CONSUMER STAPLES 2.7%

Food & Staples Retailing 1.5%

Andersons, Inc. (The)(a)	223,980	10,905,586
Harris Teeter Supermarkets, Inc.	218,890	8,777,489
Spartan Stores, Inc.(a)	376,981	6,830,896
Total		26,513,971

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products 1.2%

Chiquita Brands International, Inc.(a)(b)	736,910	$6,477,439
Darling International, Inc.(a)(b)	285,910	4,980,552
Fresh Del Monte Produce, Inc.(a)	488,457	11,156,358
Total		22,614,349
TOTAL CONSUMER STAPLES		49,128,320

ENERGY 5.1%

Energy Equipment & Services 2.5%

Gulf Island Fabrication, Inc.(a)	264,890	7,753,330
Matrix Service Co.(a)(b)	534,170	7,483,722
Patterson-UTI Energy, Inc.	266,820	4,613,318
RPC, Inc.(a)	549,660	5,831,893
Tetra Technologies, Inc.(a)(b)	678,115	6,387,843
TGC Industries, Inc.(b)	623,232	6,182,461
Tidewater, Inc.	145,030	7,834,521
Total		46,087,088

Oil, Gas & Consumable Fuels 2.6%

Bill Barrett Corp.(a)(b)	371,570	9,664,536
Cloud Peak Energy, Inc.(a)(b)	517,494	8,243,679
Forest Oil Corp.(a)(b)	375,950	4,556,514
Stone Energy Corp.(b)	273,928	7,831,601
Swift Energy Co.(a)(b)	299,769	8,702,294
VAALCO Energy, Inc.(a)(b)	914,897	8,645,777
Total		47,644,401
TOTAL ENERGY		93,731,489

FINANCIALS 30.3%

Capital Markets 1.7%

GFI Group, Inc.(a)	1,448,250	5,445,420
INTL FCStone, Inc.(a)(b)	338,521	7,142,793
Investment Technology Group, Inc.(a)(b)	527,395	6,307,644
Knight Capital Group, Inc., Class A(b)	870,090	11,198,058
Medallion Financial Corp.	120,765	1,347,738
Total		31,441,653

Commercial Banks 9.2%

Ameris Bancorp(b)	667,639	8,772,776
BancFirst Corp.(a)	182,301	7,941,032
Bryn Mawr Bank Corp.	358,250	8,039,130
Chemical Financial Corp.(a)	421,453	9,878,858
Columbia Banking System, Inc.(a)	500,465	11,400,593
Community Trust Bancorp, Inc.(a)	279,224	8,954,714
First Citizens BancShares Inc., Class A	45,878	8,381,452

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (continued)

First Commonwealth Financial Corp.(a)	1,806,914	$11,058,314
First Financial Corp.(a)	314,257	9,977,660
First National Bank of Alaska	2,615	4,027,100
FirstMerit Corp.(a)	820,370	13,831,438
Glacier Bancorp, Inc.(a)	633,410	9,463,145
Hancock Holding Co.	417,898	14,839,558
Investors Bancorp, Inc.(b)	483,143	7,256,808
Merchants Bancshares, Inc.	264,616	7,456,879
Northrim BanCorp, Inc.(c)	336,051	7,231,817
West Coast Bancorp(a)(b)	333,408	6,308,079
Wintrust Financial Corp.(a)	349,615	12,512,721
Total		167,332,074

Consumer Finance 0.6%

Cash America International, Inc.(a)	223,519	10,713,266

Diversified Financial Services 0.2%

Pico Holdings, Inc.(b)	172,642	4,048,455

Insurance 7.6%

Allied World Assurance Co. Holdings AG	122,640	8,421,689
American Safety Insurance Holdings Ltd.(a)(b)	375,397	7,076,234
Argo Group International Holdings Ltd.(a)	327,870	9,793,477
Baldwin & Lyons, Inc., Class B	289,062	6,469,208
eHealth, Inc.(b)	511,328	8,339,760
EMC Insurance Group, Inc.	302,616	6,079,555
Endurance Specialty Holdings Ltd.	180,440	7,336,690
FBL Financial Group, Inc., Class A(a)	253,985	8,559,295
Global Indemnity PLC(a)(b)	497,709	9,700,348
Hanover Insurance Group, Inc. (The)	223,813	9,203,191
Horace Mann Educators Corp.(a)	513,191	9,042,425
Kemper Corp.	35,954	1,088,687
National Western Life Insurance Co., Class A(a)	32,722	4,478,660
Navigators Group, Inc. (The)(a)(b)	179,281	8,469,234
Old Republic International Corp.(a)	258,700	2,729,285
Safety Insurance Group, Inc.(a)	224,891	9,364,461
Stewart Information Services Corp.(a)	399,690	5,679,595
Symetra Financial Corp.	704,352	8,121,179
United Fire Group, Inc.(a)	498,796	8,923,460
Total		138,876,433

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) 6.0%

Chesapeake Lodging Trust(a)	578,772	$10,400,533
Corporate Office Properties Trust(a)	283,700	6,584,677
Cousins Properties, Inc.(a)	1,350,968	10,240,337
DiamondRock Hospitality Co.	1,288,799	13,261,742
Franklin Street Properties Corp.(a)	711,323	7,540,024
National Health Investors, Inc.(a)	165,378	8,067,139
Potlatch Corp.(a)	329,451	10,324,994
Starwood Property Trust, Inc.(a)	687,119	14,443,241
Sunstone Hotel Investors, Inc.(a)(b)	1,459,393	14,214,488
Terreno Realty Corp.(c)	547,199	7,830,418
Urstadt Biddle Properties, Inc., Class A(a)	314,282	6,203,926
Total		109,111,519

Thrifts & Mortgage Finance 5.0%

Bank Mutual Corp.(a)	1,403,853	5,671,566
BankFinancial Corp.	766,636	5,075,130
Beneficial Mutual Bancorp, Inc.(a)(b)	955,716	8,352,958
Brookline Bancorp, Inc.(a)	1,007,805	9,443,133
Clifton Savings Bancorp, Inc.	399,328	4,164,991
ESSA Bancorp, Inc.	440,619	4,318,066
Home Federal Bancorp, Inc.	738,174	7,477,703
MGIC Investment Corp.(b)	1,691,700	8,390,832
Northfield Bancorp, Inc.(a)	348,505	4,955,741
Provident New York Bancorp(a)	699,080	5,914,217
TrustCo Bank Corp.(a)	826,319	4,718,281
United Financial Bancorp, Inc.(a)	331,713	5,247,700
Washington Federal, Inc.(a)	572,221	9,624,757
Westfield Financial, Inc.(a)	869,911	6,880,996
Total		90,236,071
TOTAL FINANCIALS		551,759,471

HEALTH CARE 9.0%

Health Care Equipment & Supplies 3.3%

Analogic Corp.(a)	102,419	6,917,379
Angiodynamics, Inc.(a)(b)	387,649	4,748,700
Cantel Medical Corp.(a)	356,528	8,945,288
CONMED Corp.(a)	263,840	7,880,901
ICU Medical, Inc.(a)(b)	160,934	7,911,515
Kensey Nash Corp.(a)	215,426	6,303,365
Medical Action Industries, Inc.(a)(b)	533,493	3,051,580
Orthofix International NV(b)	144,845	5,443,275
Quidel Corp.(a)(b)	339,872	6,243,449
Symmetry Medical, Inc.(a)(b)	463,805	3,279,101
Total		60,724,553

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services 3.5%

Amsurg Corp.(a)(b)	344,661	$9,643,615
Centene Corp.(a)(b)	220,300	10,788,091
Lincare Holdings, Inc.(a)	316,060	8,179,633
Magellan Health Services, Inc.(a)(b)	222,270	10,848,999
Medcath Corp.	578,380	4,546,067
Molina Healthcare, Inc.(a)(b)	277,520	9,332,997
Triple-S Management Corp., Class B(a)(b)	253,010	5,844,531
U.S. Physical Therapy, Inc.(a)	235,954	5,438,740
Total		64,622,673

Pharmaceuticals 2.2%

Impax Laboratories, Inc.(a)(b)	345,640	8,495,831
Medicis Pharmaceutical Corp., Class A(a)	216,380	8,133,724
Par Pharmaceutical Companies, Inc.(a)(b)	239,530	9,276,997
Viropharma, Inc.(a)(b)	440,329	13,240,693
Total		39,147,245
TOTAL HEALTH CARE		164,494,471

INDUSTRIALS 16.0%

Aerospace & Defense 1.4%

AAR Corp.(a)	285,908	5,217,821
Ceradyne, Inc.(a)	318,132	10,358,378
Curtiss-Wright Corp.(a)	291,030	10,771,020
Total		26,347,219

Building Products 0.4%

Universal Forest Products, Inc.(a)	192,291	6,630,194

Commercial Services & Supplies 2.0%

ABM Industries, Inc.(a)	336,660	8,180,838
Consolidated Graphics, Inc.(a)(b)	136,529	6,177,937
Ennis, Inc.(a)	315,139	4,985,499
Unifirst Corp.(a)	144,762	8,910,101
United Stationers, Inc.(a)	264,220	8,198,747
Total		36,453,122

Construction & Engineering 2.3%

Comfort Systems U.S.A., Inc.(a)	430,907	4,701,195
Dycom Industries, Inc.(a)(b)	421,171	9,838,555
EMCOR Group, Inc.	404,940	11,224,937
KHD Humboldt Wedag International AG(b)	383,643	3,121,154
Layne Christensen Co.(a)(b)	238,660	5,310,185
Pike Electric Corp.(a)(b)	541,131	4,453,508

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Construction & Engineering (continued)

Sterling Construction Co., Inc.(a)(b)	348,190	$3,394,852
Total		42,044,386

Electrical Equipment 1.8%

Belden, Inc.	236,171	8,953,243
Brady Corp., Class A(a)	282,830	9,149,550
GrafTech International Ltd.(b)	773,456	9,235,065
Powell Industries, Inc.(a)(b)	159,394	5,459,244
Total		32,797,102

Machinery 4.6%

Astec Industries, Inc.(a)(b)	203,488	7,423,242
Briggs & Stratton Corp.(a)	423,029	7,584,910
CIRCOR International, Inc.(a)	187,560	6,240,121
EnPro Industries, Inc.(a)(b)	236,122	9,704,614
FreightCar America, Inc.(a)	164,396	3,697,266
Harsco Corp.	216,657	5,082,773
ITT Corp.	199,370	4,573,548
Kadant, Inc.(a)(b)	315,824	7,522,928
LB Foster Co., Class A(a)	227,200	6,477,472
Mueller Industries, Inc.(a)	272,250	12,373,763
Robbins & Myers, Inc.(a)	242,059	12,599,171
Total		83,279,808

Marine 0.3%

Diana Shipping, Inc.(a)(b)	536,240	4,799,348

Professional Services 0.9%

FTI Consulting, Inc.(a)(b)	240,050	9,006,676
Korn/Ferry International(a)(b)	424,541	7,111,062
Total		16,117,738

Road & Rail 1.4%

Heartland Express, Inc.(a)	425,404	6,151,342
Ryder System, Inc.	139,599	7,370,827
Werner Enterprises, Inc.(a)	503,319	12,512,510
Total		26,034,679

Trading Companies & Distributors 0.9%

Applied Industrial Technologies, Inc.(a)	186,150	7,656,350
Kaman Corp.	266,322	9,041,632
Total		16,697,982
TOTAL INDUSTRIALS		291,201,578

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 14.9%

Communications Equipment 1.3%

Anaren, Inc.(a)(b)	278,410	$5,108,824
Emulex Corp.(a)(b)	826,880	8,583,014
Symmetricom, Inc.(b)	807,330	4,658,294
Tellabs, Inc.	1,279,410	5,181,611
Total		23,531,743

Computers & Peripherals 0.3%

QLogic Corp.(b)	359,500	6,384,720

Electronic Equipment, Instruments & Components 3.0%

Anixter International, Inc.(a)(b)	153,398	11,125,957
Benchmark Electronics, Inc.(b)	528,532	8,715,493
Electro Scientific Industries, Inc.(a)	340,140	5,105,501
Littelfuse, Inc.(a)	173,111	10,854,060
Methode Electronics, Inc.(a)	400,852	3,719,906
MTS Systems Corp.(a)	158,580	8,419,012
Nam Tai Electronics, Inc.	1,006,501	6,018,876
Total		53,958,805

Internet Software & Services 1.7%

InfoSpace, Inc.(a)(b)	597,310	7,651,541
j2 Global, Inc.(a)	202,223	5,799,756
Monster Worldwide, Inc.(a)(b)	607,870	5,926,732
United Online, Inc.(a)	943,540	4,613,911
ValueClick, Inc.(a)(b)	362,490	7,155,552
Total		31,147,492

IT Services 3.1%

Acxiom Corp.(a)(b)	639,820	9,392,558
CACI International, Inc., Class A(a)(b)	183,376	11,422,491
Convergys Corp.(a)(b)	728,827	9,729,840
CSG Systems International, Inc.(b)	335,141	5,074,035
Global Cash Access Holdings, Inc.(a)(b)	1,117,968	8,720,150
MoneyGram International, Inc.(a)(b)	402,968	7,253,424
TeleTech Holdings, Inc.(a)(b)	327,430	5,271,623
Total		56,864,121

Semiconductors & Semiconductor Equipment 4.0%

Amkor Technology, Inc.(a)(b)	1,072,880	6,592,848
ATMI, Inc.(a)(b)	323,482	7,537,131
Cabot Microelectronics Corp.(a)	188,140	7,314,883
Cymer, Inc.(a)(b)	178,100	8,905,000
Entegris, Inc.(a)(b)	1,091,410	10,193,769
Integrated Device Technology, Inc.(a)(b)	895,890	6,405,614
MKS Instruments, Inc.	351,908	10,391,843
Teradyne, Inc.(a)(b)	434,000	7,330,260

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (continued)

Tessera Technologies, Inc.(b)	493,126	$8,506,423
Total		73,177,771

Software 1.5%

Compuware Corp.(b)	574,640	5,280,942
Monotype Imaging Holdings, Inc.(a)(b)	333,868	4,974,633
Parametric Technology Corp.(b)	258,170	7,213,270
Progress Software Corp.(b)	412,308	9,738,715
Total		27,207,560
TOTAL INFORMATION TECHNOLOGY		272,272,212

MATERIALS 7.0%

Chemicals 3.8%

Cabot Corp.	134,770	5,751,984
Chemtura Corp.(b)	526,170	8,934,366
Cytec Industries, Inc.	126,430	7,685,680
Ferro Corp.(a)(b)	997,770	5,926,754
H.B. Fuller Co.(a)	432,819	14,209,448
Minerals Technologies, Inc.	167,456	10,953,297
OM Group, Inc.(a)(b)	608,275	16,733,645
Total		70,195,174

Containers & Packaging 1.5%

Greif, Inc., Class A(a)	315,343	17,633,981
Greif, Inc., Class B	102,363	5,811,147
Packaging Corp. of America	124,833	3,693,808
Total		27,138,936

Metals & Mining 1.3%

Olympic Steel, Inc.(a)	233,257	5,598,168
Thompson Creek Metals Co., Inc.(b)	1,350,390	9,128,637
Worthington Industries, Inc.(a)	433,680	8,317,982
Total		23,044,787

Paper & Forest Products 0.4%

Wausau Paper Corp.(a)	784,930	7,362,643
TOTAL MATERIALS		127,741,540

TELECOMMUNICATION SERVICES 1.5%

Diversified Telecommunication Services 1.0%

Cbeyond, Inc.(a)(b)	677,337	5,418,696
Lumos Networks Corp.	222,320	2,392,163
Neutral Tandem, Inc.(b)	525,020	6,399,994
Warwick Valley Telephone Co.(c)	341,813	5,089,596
Total		19,300,449

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Wireless Telecommunication Services 0.5%

NTELOS Holdings Corp.(a)	221,520	$4,585,464
Shenandoah Telecommunications Co.(a)	353,655	3,943,253
Total		8,528,717
TOTAL TELECOMMUNICATION SERVICES		27,829,166

UTILITIES 3.2%

Electric Utilities 1.9%

Allete, Inc.	312,800	12,978,072
IDACORP, Inc.	316,030	12,995,154
MGE Energy, Inc.(a)	209,954	9,319,858
Total		35,293,084

Gas Utilities 1.3%

Laclede Group, Inc. (The)(a)	263,827	10,294,529
Southwest Gas Corp.(a)	291,115	12,442,255
Total		22,736,784
TOTAL UTILITIES		58,029,868

Total Common Stocks (Cost: $1,497,530,500)		$1,819,105,702

	Shares	Value

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 0.161%(c)(d)	5,488,296	$5,488,296

Total Money Market Funds (Cost: $5,488,296)		$5,488,296

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.7%

Asset-Backed Commercial Paper 3.2%

Atlantic Asset Securitization LLC
04/05/12	0.300%	$4,999,708	$4,999,708
Atlantis One
04/11/12	0.511%	3,994,843	3,994,843
08/01/12	0.662%	2,989,990	2,989,990
09/10/12	0.592%	6,979,350	6,979,350
Kells Funding LLC
04/13/12	0.581%	9,985,017	9,985,017
06/04/12	0.491%	4,993,331	4,993,331
Rheingold Securitization
04/05/12	0.500%	4,999,305	4,999,305

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (continued)

Royal Park Investments Funding Corp.
04/30/12	0.901%	$9,991,750	$9,991,750
Versailles Commercial Paper LLC
04/04/12	0.340%	9,999,339	9,999,339
Total			58,932,633

Certificates of Deposit 8.4%

ABN AMRO Bank N.V.
06/21/12	0.400%	9,989,788	9,989,788
Australia and New Zealand Bank Group, Ltd.
06/11/12	0.580%	6,000,000	6,000,000
Bank of Nova Scotia
05/03/12	0.373%	10,000,000	10,000,000
07/26/12	0.321%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	9,989,023	9,989,023
DZ Bank AG
04/16/12	0.220%	10,000,000	10,000,000
Den Danske Bank
04/02/12	0.200%	15,000,000	15,000,000
DnB NOR ASA
09/14/12	0.530%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	5,000,064	5,000,064
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	15,000,000	15,000,000
National Australia Bank
04/30/12	0.391%	9,000,000	9,000,000
National Bank of Canada
05/08/12	0.393%	10,000,000	10,000,000
Norinchukin Bank
05/21/12	0.470%	7,000,000	7,000,000
Pohjola Bank PLC
04/16/12	0.330%	3,000,000	3,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	8,000,000	8,000,000
Union Bank of Switzerland
04/17/12	0.580%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Total			152,978,875

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper 6.9%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	$7,981,293	$7,981,293
BTM Capital
06/27/12	0.511%	5,992,265	5,992,265
Caisse d’Amortissement de la Dette Sociale
07/19/12	0.471%	4,992,167	4,992,167
DnB NOR
08/30/12	0.491%	6,000,000	6,000,000
Erste Abwicklungsanstalt
04/23/12	0.701%	3,992,922	3,992,922
04/23/12	0.671%	1,996,613	1,996,613
Foreningsparbanken (Swedbank)
04/02/12	0.400%	4,996,611	4,996,611
04/03/12	0.400%	4,996,556	4,996,556
HSBC Bank PLC
04/13/12	0.481%	8,978,040	8,978,040
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	4,995,760	4,995,760
Nordea Bank AB
07/24/12	0.627%	6,977,882	6,977,882
Skandinaviska Enskilda Banken AB
05/03/12	0.350%	4,996,840	4,996,840
05/14/12	0.330%	2,998,295	2,998,295
State Development Bank of NorthRhine-Westphalia
04/13/12	0.240%	9,997,933	9,997,933
Suncorp Metway Ltd.
05/21/12	0.480%	4,995,800	4,995,800
Svenska Handelsbank
05/23/12	0.300%	4,996,458	4,996,458

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Swedish National Housing Finance Corp. (SBAB)
04/19/12	0.295%	$4,998,566	$4,998,566
04/19/12	0.295%	4,998,607	4,998,607
The Commonwealth Bank of Australia
08/16/12	0.302%	5,000,000	5,000,000
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	5,982,827	5,982,827
Westpac Securities NZ Ltd.
04/20/12	0.531%	9,973,058	9,973,058
Total			125,826,931

Repurchase Agreements 4.2%

Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $35,000,758(e)
	0.260%	35,000,000	35,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $19,000,317(e)
	0.200%	19,000,000	19,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $21,453,848(e)
	0.180%	21,453,576	21,453,576
Total			75,453,576

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $413,192,015)			$413,192,015

Total Investments
(Cost: $1,916,210,811)(f)			$2,237,786,013(g)
Other Assets & Liabilities, Net			(413,988,683)

Net Assets			$1,823,797,330

Notes to Portfolio of Investments

(a)                                  At March 31, 2012, security was partially or fully on loan.

(b)                                  Non-income producing.

(c)                                  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$36,544	$139,357,421	$(133,905,669)	$—	$5,488,296	$4,457	$5,488,296
Northrim BanCorp, Inc.	5,847,077	—	(575,718)	(165,817)	5,105,542	131,733	7,231,817
Terreno Realty Corp.	8,861,353	813,245	(158,052)	(31,943)	9,484,603	149,317	7,830,418
Warwick Valley Telephone Co.	4,544,808	—	(251,389)	(10,037)	4,283,382	278,113	5,089,596
Total	$19,289,782	$140,170,666	$(134,890,828)	$(207,797)	$24,361,823	$563,620	$25,640,127

(d)                                  The rate shown is the seven-day current annualized yield at March 31, 2012.

(e)                                  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$6,028,312
Fannie Mae REMICS	10,365,434
Freddie Mac Gold Pool	1,260,902
Freddie Mac REMICS	12,443,756
Government National Mortgage Association	1,453,197
United States Treasury Inflation Indexed Bonds	1,302,307
United States Treasury Note/Bond	2,846,866
Total Market Value of Collateral Securities	$35,700,774

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$10,855,825
Freddie Mac Gold Pool	8,524,175
Total Market Value of Collateral Securities	$19,380,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$4,247,071
Ginnie Mae II Pool	17,635,577
Total Market Value of Collateral Securities	$21,882,648

(f)                                    At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,916,211,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$393,198,000
Unrealized Depreciation	(71,623,000)
Net Unrealized Appreciation	$321,575,000

(g)                                  Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York

Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$182,917,587	$—	$—	$182,917,587
Consumer Staples	49,128,320	—	—	49,128,320
Energy	93,731,489	—	—	93,731,489
Financials	551,759,471	—	—	551,759,471
Health Care	164,494,471	—	—	164,494,471
Industrials	288,080,424	3,121,154	—	291,201,578
Information Technology	272,272,212	—	—	272,272,212
Materials	127,741,540	—	—	127,741,540
Telecommunication Services	27,829,166	—	—	27,829,166
Utilities	58,029,868	—	—	58,029,868
Total Equity Securities	1,815,984,548	3,121,154	—	1,819,105,702
Other
Money Market Funds	5,488,296	—	—	5,488,296
Investments of Cash Collateral Received for Securities on Loan	—	413,192,015	—	413,192,015
Total Other	5,488,296	413,192,015	—	418,680,311
Total	$1,821,472,844	$416,313,169	$—	$2,237,786,013

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012